INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2017
Income Taxes [Abstract]
Disclosure of deferred income taxes and deductible temporary differences

(US$ Millions)	Dec. 31, 2017	Dec. 31, 2016
Deferred income tax assets:
Non-capital losses (Canada)	$54	$79
Capital losses (Canada)	54	47
Net operating losses (United States)	78	63
Non-capital losses (foreign)	70	20
Tax credit carryforwards	36	27
Deferred financing costs	5	50
Foreign currency	12	—
Financial instruments	—	16
Other	33	4
	342	306
Deferred income tax (liabilities):
Properties	(3,086)	(2,511)
Investments in associates	(144)	(150)
Foreign currency	—	(5)
Other	—	(95)
	(3,230)	(2,761)
Net deferred tax (liability)	$(2,888)	$(2,455)

The changes in deferred tax balances are presented as follows:

		Recognized in
(US$ Millions)	Dec. 31, 2016	Reclass	Income	Equity	Acquisitions and Dispositions	OCI	Dec. 31, 2017
Deferred tax assets	$306	$—	$(7)	$6	$14	$23	$342
Deferred tax (liabilities)	(2,761)	—	(13)	(117)	(175)	(164)	(3,230)
Net deferred tax (liability)	$(2,455)	$—	$(20)	$(111)	$(161)	$(141)	$(2,888)

		Recognized in
(US$ Millions)	Dec. 31, 2015	Reclass	Income	Equity	Acquisitions and Dispositions	OCI	Dec. 31, 2016
Deferred tax assets	$379	$(41)	$(76)	$—	$—	$44	$306
Deferred tax (liabilities)	(3,486)	41	787	(45)	(27)	(31)	(2,761)
Net deferred tax (liability)	$(3,107)	$—	$711	$(45)	$(27)	$13	$(2,455)
The gross deductible temporary differences, unused tax losses, and unused tax credits for which no deferred tax asset is recognized are as follows:

(US$ Millions)	Dec. 31, 2017	Dec. 31, 2016
Unused tax losses - gross
Net operating losses (United States)	$251	$70
Net operating losses (foreign)	223	880
Unrecognized deductible temporary differences, unused tax losses, and unused tax credits	$474	$950

Schedule of components of income tax expense benefit
The major components of income tax expense include the following:

(US$ Millions) Years ended Dec. 31,	2017	2016	2015
Current income tax expense	$172	$136	$75
Deferred income tax expense	20	(711)	25
Income tax (benefit) expense	$192	$(575)	$100

Schedule of income tax rates

Years ended Dec. 31,	2017	2016	2015
Statutory income tax rate	26%	26%	26%
Increase (decrease) in rate resulting from:
International operations subject to different tax rates	(5)%	1%	(8)%
Non-controlling interests in income of flow-through entities	(12)%	(9)%	(5)%
Change in tax rates applicable to temporary differences in other jurisdictions	(5)%	(46)%	(13)%
Other	3%	1%	3%
Effective income tax rate	7%	(27)%	3%